Other operating income - Grants (Details) € in Thousands	Dec. 31, 2019 EUR (€) item
Other operating income - Grants
Number of conditions related to government grants that are unfulfilled | item	0
Flanders Innovation & Entrepreneurship TGO
Other operating income - Grants
Amount granted and approved	€ 2,527
Amount recognized	845
Flanders Innovation & Entrepreneurship-Baekelandt
Other operating income - Grants
Amount granted and approved	2,634
Amount recognized	€ 1,411